Pension and Other Post-Employment Benefits (Weighted Average Assumptions Used) (Details)	Dec. 31, 2015	Dec. 31, 2014
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	3.75%	3.75%
Rates of Increase in Compensation Levels	3.49%	3.99%
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	4.02%	3.67%
Rates of Increase in Compensation Levels	5.04%	6.39%